MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	[1]	R$ 11,752	R$ 13,338
Financial assets at fair value through profit or loss		433,878	362,293
Amortized cost		824,775	794,268
Current financial assets		418,373	346,855
Non-current financial assets	[2]	406,402	447,413
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		364,543	324,771
Investment Funds F I D C B R F [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		15,505	15,438
Repurchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		53,809	5,302
Other [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		21	16,782
Sovereign Bonds And Others [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	[3]	R$ 379,145	R$ 418,637
Financial assets available-for-sale, category [member] | Stocks [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	[1]	USD
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency		R$
WAM	[4]	1 year 9 months 14 days
Financial treasury bills interest rate	[5]	12.25%
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment Funds F I D C B R F [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency		R$
WAM	[4]	1 year 29 days
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Repurchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency		R$
WAM	[4]	6 months 10 days
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency		R$
WAM	[4]	29 days
Held-to-maturity investments, category [member] | Sovereign Bonds And Others [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	[3]	AOA
WAM	[3],[4]	2 years 5 months 19 days
Financial treasury bills interest rate	[3],[5]	6.73%

[1]	It’s comprised of Aleph Farms Ltd. stocks.
[2]	Maturity until June of 2025.
[3]	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$15,231 (R$18,630 on December 31, 2021).
[4]	Weighted average maturity in years.
[5]	Weighted average annual rate.